POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 8, 2016 TO THE PROSPECTUS

DATED FEBRUARY 29, 2016 OF:

PowerShares China A-Share Portfolio*

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 18 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

*	Effective as of the close of markets on March 18, 2016, the Fund will cease trading and liquidate thereafter.

Please Retain This Supplement for Future Reference.

P-CHNA-PRO-10-SUP-1 030816

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 8, 2016 TO THE PROSPECTUS

DATED FEBRUARY 29, 2016 OF:

PowerShares Active U.S. Real Estate Fund

PowerShares Multi-Strategy Alternative Portfolio

PowerShares S&P 500® Downside Hedged Portfolio

Effective immediately, the second paragraph under the section titled “Fund Service Providers” appearing on page 30 is deleted in its entirety and replaced with the following:

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-PRO-10-SUP-1 030816

SUPPLEMENT DATED MARCH 8, 2016 TO THE

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST,

AS PREVIOUSLY SUPPLEMENTED FEBRUARY 29, 2016, DECEMBER 4, 2015 AND

SEPTEMBER 29, 2015

Effective immediately, the first paragraph under the section titled “Miscellaneous Information” is deleted in its entirety and replaced with the following:

Counsel. Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606 and 1250 Connecticut Avenue, N.W., Suite 500, Washington, D.C. 20036, serves as legal counsel to the Trust.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-MULTI-SUP-1 030816